UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND

SEMI-ANNUAL REPORT

MARCH 31, 2022

This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund

Dear Fellow Shareholder,

The Semi-Annual Report for the Greenspring Income Opportunities Fund (“GRIOX” or the “Fund”) covers the period from the Fund’s inception on December 15, 2021 through March 31, 2022. During this time, GRIOX embarked on its objective to provide a high level of current income through a conservative approach to the high-yield bond market, by focusing on securities with short effective duration and attractive risk-adjusted returns. During this initial period, GRIOX returned -0.99%, while the Fund’s benchmark, the ICE BofA 1-3 Year BB US Cash Pay High Yield Index, declined -2.18%. Since GRIOX was launched with only 15 days remaining in the fourth quarter of 2021, most of the performance impact occurred throughout the quarter ended March 31, 2022, during which time the Fund returned -0.99%, while the ICE BofA 1-3 Year BB US Cash Pay High Yield Index dropped -2.70%.

The Fund’s outperformance relative to its benchmark was largely attributable to its high concentration in bonds that had slighter shorter duration and higher coupons than the benchmark, a higher amount of cash or “dry powder,” and a few bond positions that benefitted from early redemptions. This portfolio construction was by design and helped buffer the Fund from the market volatility in the period, while providing an opportunity to deploy the Fund’s “dry powder” at higher yields, as interest rates increased significantly during the last several months. Specifically, the Fund’s securities with an effective duration of less than one year had positive performances, while its securities with an effective duration between one and three years declined slightly, although had strong relative performances versus the benchmark.

By the end of the first quarter, the Fund’s sector allocation was well-diversified and driven by fundamentally-based bottom-up security selection, with a strong emphasis on capital structure and duration considerations. This focus was filtered through several industry allocation decisions, including underweights to the Auto, Financials, and Telecommunications industry groups. With respect to sector allocation, the largest positive contributor to performance in the period was from the Energy sector, which benefited from a significant increase in commodity prices. The Fund’s largest overall exposure was to the Industrials sector, which is comprised of a diverse set of sub-industries and holdings, with the largest contributor to performance coming from holdings within the Commercial Services & Supplies industry group. Overall, the Fund’s 124 securities were diversified across 46 industry groups. We firmly believe that diversification and careful security selection are important factors in mitigating portfolio risk and volatility.

GRIOX ended the period with a duration-to-worst of 1.7 years, a duration to maturity of 2.8 years, and a subsidized 30-Day SEC Yield of 3.29%.

% of Net
Greenspring Income Opportunities Fund	Assets
Top 10 Holdings	as of
3/31/22
Jaguar Land Rover Automotive PLC
5.625% Due 02-01-23(a)	1.5%
NortonLifeLock Inc. 5.000% Due 04-15-25(a)	1.5%
Stericycle Inc. 5.375% Due 07-15-24(a)	1.4%
XPO Logistics 6.25% Due 05-01-25(a)	1.3%
Picasso Finance Sub Inc.
(Willscot Mobile Mini)
6.125% Due 06-15-25(a)	1.3%
IQVIA Inc. 5.000% Due 10-15-26(a)	1.3%
Nexstar Escrow Inc. 5.625% Due 07-15-27(a)	1.2%
Century Communities Inc.
6.750% Due 06-01-27	1.2%
Marriott Ownership Resorts Inc.
6.125% Due 09-15-25(a)	1.2%
KAR Auction Services Inc.
5.125% Due 06-01-25(a)	1.2%

(a)	144A Securities available only to qualified institutional buyers, issued by a publicly-traded entity or parent.

Fund holdings as of 3/31/22 do not reflect last day of month securities transactions and are subject to change at any time and should not be considered a recommendation to buy or sell any security.

Greenspring Income Opportunities Fund

MARKET COMMENTARY

The fixed income markets certainly got off to an eventful and ragged start in 2022.  In the first week of the year, the minutes from the December Federal Open Market Committee (“FOMC”) meeting suggested that some Federal Reserve (“Fed”) members preferred a shorter time period between the widely anticipated federal funds rate liftoff and the Fed’s balance sheet runoff. This shift to a more hawkish outlook, coupled with a strong labor report, pushed Treasury yields higher, a move that continued unabated through the quarter. Increasing concerns about inflation added further pressure to interest rate moves. The Consumer Price Index registered the highest year-over-year increases since 1982, as the prices of energy and many other commodities surged on supply concerns. In response, the Fed raised the federal funds rate by 25 basis points to a target range of 0.25%-0.50%, the first such increase since 2018. Given the Fed’s increased focus on keeping inflation under control, the market continued to grapple with the potential for a quickening pace of future hikes. Throughout the quarter, the narrative on rate increases continued to get more aggressive with several Fed board members advocating for multiple 50 basis point increases throughout the balance of the year. This increasingly hawkish rhetoric drove Treasury yields higher across the curve, and the yield curve flattened significantly. As of the March FOMC meeting, the median projections of its members indicated a fed funds target rate of approximately 2% by the end of 2022, and around 2.75% by the end of 2023. In response, the yield on the policy sensitive 2-year Treasury tripled in the quarter, moving from 0.73% at year-end 2021 up to 2.33% by quarter end. Over the same period, the yield on the 10-year Treasury moved from 1.51% up to 2.34%, reflecting a significant flattening of the yield curve from the previous period, as shown below.

Source: Bloomberg

Greenspring Income Opportunities Fund

Over the past several years, government and corporate borrowers capitalized on a low-rate environment by issuing a significant amount of low coupon and long-duration debt. The high-yield corporate bond market certainly participated, with 2020 and 2021 both marking record highs for high-yield bond issuance. As older bonds have matured or were refinanced with lower coupon rates, the recent vintage of low coupon, long duration bonds were vulnerable to greater price volatility in a rising rate environment. Against that backdrop, the increase in interest rates during the first quarter had a significant impact on the prices of most fixed income securities, with longer duration securities suffering larger price declines. The Bloomberg Agg, with a duration of 6.5 years, dropped -5.9%, while the Bloomberg US Corporate Bond Index, with a duration of 8 years, declined by -7.7%. The Bloomberg US Corporate High Yield Bond Index, with a relatively shorter duration of 4 years, fell -4.8%. This volatility kept corporate issuers largely on the side lines, with high-yield new issue volume down 70% year-over-year.

We expect market volatility to continue in the near-term due to heightened uncertainty over macroeconomic and geopolitical factors. The war in Ukraine, which significantly contributed to the volatility in the quarter, is unlikely to be resolved soon and the effects have yet to fully materialize through the worldwide economy and global supply chains. Rising inflationary pressures on the consumer’s ability to spend are feeding concerns about the demand side of the economy and its corresponding impact on economic growth. In the near term, we also remain cautious that interest rates may continue to move higher in response to the Fed’s increasingly hawkish policy path. These factors reinforce the importance of our traditionally defensive outlook within the high-yield market. Fortunately, we continue to see opportunities for investments with higher absolute yields than just a few months ago, and in businesses with strong fundamentals and solid market positions. In this environment, GRIOX will remain focused on securities with a relatively short effective duration and continue to take advantage of market volatility to opportunistically enhance the yield of the Fund.

Thank you for your support and trust in GRIOX. We look forward to growing with you as we draw upon the Adviser’s long history in navigating the fixed income markets.

Respectfully,

Charles vK. Carlson, CFA
Portfolio Manager

Michael J. Pulcinella
Portfolio Manager

George A. Truppi, CFA
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities are subject to credit, interest rate, call or prepayment, liquidity and extension risks.  Investments in debt securities that are rated below investment grade present a greater risk of loss to principal and interest than higher-rated securities.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index is a subset of ICE BofA U.S. Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market and includes Treasuries, government-related and corporate securities, MBS, ABS, and CMBS. The Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market.

Greenspring Income Opportunities Fund

Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+ or below.  Bonds from issuers with an emerging markets country of risk, based on Bloomberg EM country definition, are excluded. The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Index returns reflect the reinvestment of dividends and capital gains, if any, but do not reflect brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.  Duration to maturity (modified duration) is a formula that expresses the measurable change in the value of a security in response to a change in interest rates.  Modified duration follows the concept that interest rates and bond prices move in opposite directions.  This formula is used to determine the effect that a 100-basis-point (1%) change in interest rates will have on the price of a bond.  Duration to worst is modified duration to the corresponding call date associated with yield to worst.  A 30-Day SEC yield reflects the dividends and interest earned by a mutual fund during the most recent 30-day period after deducting expenses.  A yield curve is a line that plots yields (interest rates) of bonds having equal credit quality, but differing maturity dates. The slope of the yield curve gives an idea of future interest rate changes and economic activity.  Basis point is one hundredth of one percent.  The Consumer Price Index is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary and statutory prospectuses contain this and other information about the Fund, and may be obtained by calling 1-800-366-3863 or visiting www.greenspringfunds.com. Please read the Fund’s Prospectus carefully before investing.

Distributed by Quasar Distributors, LLC

Greenspring Income Opportunities Fund

EXPENSE EXAMPLE For the Period Ended March 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the period from December 15, 2021 to March 31, 2022, for the Institutional Shares.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
	12/15/2021(1)	3/31/2022	12/15/2021 – 3/31/2022
Actual
Institutional Shares	$1,000.00	$ 990.10	$3.10
Hypothetical
(5% return before expenses)
Institutional Shares	$1,000.00	$1,015.22	$3.14

(1)	Inception date of the Fund.
(2)
Expenses are equal to the Institutional Shares’ annualized expense ratios of 0.85% multiplied by the average account value over the period, multiplied by 106/289 (to reflect the period since inception).

Greenspring Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS at March 31, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

	Par Value	Value
CORPORATE BONDS – 83.9%

COMMUNICATION SERVICES – 8.7%

Cable & Satellite – 3.0%
CCO Holdings Capital Corp.
(Charter Communications)
4.000%, 03/01/23 (b)	$350,000	$350,221
5.500%, 05/01/26 (b)	350,000	355,519
5.125%, 05/01/27 (b)	304,000	304,851
Viasat, Inc.
5.625%, 09/15/25 (b)	100,000	97,834
Videotron Ltd.
5.375%, 06/15/24 (b)	500,000	514,750
		1,623,175

Internet & Media Services – 1.2%
Uber Technologies, Inc.
7.500%, 05/15/25 (b)	377,000	393,816
8.000%, 11/01/26 (b)	232,000	246,778
		640,594

Media & Entertainment – 3.8%
Cinemark USA, Inc.
8.750%, 05/01/25 (b)	378,000	395,953
IHeartCommunications, Inc.
8.375%, 05/01/27	350,000	362,320
Nexstar Media, Inc.
5.625%, 07/15/27 (b)	625,000	633,406
Nielsen Co. (Luxembourg)
5.000%, 02/01/25 (b)	380,000	382,434
TEGNA, Inc.
4.625%, 03/15/28	300,000	298,833
		2,072,946

Telecommunication Services – 0.7%
Level 3 Financing, Inc.
5.375%, 05/01/25	138,000	139,559
4.625%, 09/15/27 (b)	290,000	273,518
		413,077
		4,749,792

CONSUMER DISCRETIONARY – 18.3%

Apparel & Textiles – 0.8%
Hanesbrands, Inc.
4.625%, 05/15/24 (b)	443,000	450,380

Automobiles – 1.4%
Jaguar Land Rover Automotive PLC
5.625%, 02/01/23 (b)	775,000	772,241

Auto Components – 1.3%
Dana, Inc.
5.625%, 06/15/28	100,000	101,174
Dana Financing Luxembourg
5.750%, 04/15/25 (b)	375,000	379,125
Goodyear Tire & Rubber Co.
9.500%, 5/31/25	225,000	238,568
		718,867

Automobile Wholesalers – 2.0%
IAA, Inc.
5.500%, 06/15/27 (b)	500,000	501,858
KAR Auction Services, Inc.
5.125%,06/01/25 (b)	600,000	608,220
		1,110,078

Casinos & Gaming – 1.9%
Boyd Gaming Corp.
4.750%, 12/01/27	475,000	473,211
Caesars Entertainment, Inc.
6.250%, 07/01/25 (b)	280,000	289,441
MGM Resorts International
6.750%, 05/01/25	250,000	258,339
		1,020,991

Diversified Consumer Services – 0.6%
Graham Holdings Co.
5.750%. 06/01/26 (b)	290,000	298,390

Homebuilding – 1.6%
Beazer Homes USA, Inc.
6.750%, 03/15/25	250,000	251,578
Century Communities, Inc.
6.750%, 06/01/27	600,000	623,499
		875,077

Leisure – 2.4%
Cedar Fair LP
5.500%, 05/01/25 (b)	10,000	10,281
5.375%, 04/15/27	100,000	99,198
6.500%, 10/01/28	225,000	229,201
Six Flags Entertainment Corp.
4.875%, 07/31/24 (b)	400,000	400,480

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 83.9% (Con’t)

CONSUMER DISCRETIONARY – 18.3% (Con’t)

Leisure – 2.4% (Con’t)
Vail Resorts, Inc.
6.250%, 05/15/25 (b)	$550,000	$569,011
		1,308,171

Lodging – 1.8%
Hilton Domestic Operating Co.
5.375%, 05/01/25 (b)	125,000	128,050
4.875%, 04/01/27	125,000	126,064
Marriott Ownership Resorts, Inc.
6.125%, 09/15/25 (b)	600,000	615,747
4.750%, 01/15/28	137,000	132,136
		1,001,997

Restaurants – 1.0%
New Red Finance, Inc.
(Restaurant Brands International)
5.750%, 04/15/25 (b)	500,000	515,035

Retail – 3.5%
Academy Ltd
6.000%, 11/15/27 (b)	465,000	476,625
NMG Holding Co., Inc./ Neiman Marcus
7.125%, 04/01/26 (b)	450,000	462,760
Sally Holdings LLC
8.750%, 04/30/25 (b)	112,000	117,181
5.625%, 12/01/25	369,000	374,305
Signet UK Finance
4.700%, 06/15/24	460,000	457,739
		1,888,610
		9,959,837

CONSUMER STAPLES – 4.9%

Food & Beverage – 1.0%
Darling Ingredients, Inc.
5.250%, 04/15/27 (b)	518,000	528,987

Food & Staples Retailing – 2.1%
Albertsons Cos.
5.875%, 02/15/28 (b)	533,000	532,174
Fresh Market, Inc.
9.750%, 05/01/23 (b)	210,000	206,325
US Foods, Inc.
6.250%, 04/15/25 (b)	380,000	389,988
		1,128,487

Household & Personal Products – 1.8%
Coty, Inc.
5.000%, 04/15/26 (b)	600,000	585,351
Spectrum Brands, Inc.
5.000%, 10/01/29 (b)	450,000	424,197
		1,009,548
		2,667,022

ENERGY – 6.8%

Energy Equipment & Services- 1.9%
ChampionX Corp.
6.375%, 05/01/26	548,000	561,218
TechnipFMC PLC
6.500%, 02/01/26 (b)	485,000	503,474
		1,064,692

Energy Midstream- 1.5%
Antero Midstream Partners LP
7.875%, 05/15/26 (b)	250,000	270,932
New Fortress Energy, Inc.
6.750%, 09/15/25 (b)	400,000	402,928
Targa Resources Partners LP
5.875%, 04/15/26	119,000	122,799
		796,659

Exploration and Production- 3.4%
Chesapeake Energy Corp.
5.500%, 02/01/26 (b)	443,000	454,296
MEG Energy Corp.
6.500%, 01/15/25 (b)	350,000	355,688
PDC Energy, Inc.
6.125%, 09/15/24	470,000	476,314
SM Energy Co.
10.000%, 01/15/25 (b)	500,000	546,400
		1,832,698
		3,694,049

FINANCIALS – 2.1%

Consumer Finance – 1.0%
Credit Acceptance Corp.
5.125%, 12/31/24 (b)	400,000	401,978
6.625%, 3/15/26	153,000	156,266
		558,244

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 83.9% (Con’t)

FINANCIALS – 2.1% (Con’t)

Insurance – 1.1%
Genworth Holdings, Inc.
4.800%, 02/15/24	$345,000	$352,288
Ryan Specialty Group LLC
4.375%, 02/01/30 (b)	250,000	236,563
		588,851
		1,147,095

HEALTHCARE – 8.7%

Healthcare Equipment & Suppliers – 0.8%
Teleflex, Inc.
4.625%, 11/15/27	450,000	456,694

Healthcare Providers & Services – 4.0%
Acadia Healthcare Co., Inc.
5.500%, 07/01/28 (b)	610,000	613,812
Adapthealth LLC
6.125%, 08/01/28 (b)	365,000	362,991
Encompass Health Corp.
5.750%, 09/15/25	305,000	310,725
Select Medical Corp.
6.250%, 08/15/26 (b)	490,000	507,821
Tenet Healthcare Corp.
4.875%, 01/01/26 (b)	390,000	393,884
		2,189,233

Healthcare Technologies – 1.5%
Change Healthcare Holdings LLC
5.750%, 03/01/25 (b)	800,000	800,956

Life Sciences Tools & Services – 1.7%
Avantor Funding, Inc.
4.625%, 07/15/28 (b)	250,000	247,571
IQVIA, Inc.
5.000%, 10/15/26 (b)	645,000	657,042
		904,613

Pharmaceuticals – 0.7%
Elanco Animal Health, Inc.
5.272%, 08/28/23	350,000	361,926
		4,713,422

INFORMATION TECHNOLOGY – 3.0%

Software & Services – 2.7%
ACI Worldwide, Inc.
5.750%, 08/15/26 (b)	500,000	511,862
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (b)	200,000	198,742
NortonLifeLock, Inc.
5.000%, 04/15/25 (b)	765,000	764,855
		1,475,459

Technology & Hardware – 0.3%
CDW LLC
4.250%, 04/01/28	125,000	122,752
		1,598,211
INDUSTRIALS – 19.0%
Aerospace & Defense- 1.4%
Maxar Space Robotics LLC
9.750%, 12/31/23 (b)	343,000	365,691
TransDigm, Inc.
6.250%, 03/15/26 (b)	224,000	230,243
6.375%, 06/15/26	158,000	159,627
		755,561

Building Products – 2.4%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (b)	465,000	466,316
Griffon Corp.
5.750%, 03/01/28	400,000	385,264
JELD-WEN, Inc.
4.625%, 12/15/25 (b)	500,000	481,845
		1,333,425

Commercial Services & Suppliers – 3.7%
Aramark Services, Inc.
6.375%, 06/01/25 (b)	250,000	256,950
Matthews International Corp.
5.250%, 12/01/25 (b)	400,000	403,250
Prime Security Services LLC (ADT)
5.250%, 04/15/24 (b)	590,000	604,968
Stericycle, Inc.
5.375%, 07/15/24 (b)	725,000	740,076
		2,005,244

Diversified Manufacturing – 0.6%
FXI Holdings, Inc.
7.875%, 11/01/24 (b)	300,000	299,271

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 83.9% (Con’t)

INDUSTRIALS – 19.0% (Con’t)

Engineering & Construction – 2.1%
Picasso Finance Sub, Inc.
(Willscot Mobile Mini)
6.125%, 06/15/25 (b)	$680,000	$692,230
Pike Corp.
5.500%, 09/01/28 (b)	500,000	472,115
		1,164,345

Electrical Equipment & Instruments – 1.2%
EnerSys
5.000%, 04/30/23(b)	675,000	679,850

Environmental Services – 1.8%
Clean Harbors, Inc.
4.875%, 07/15/27 (b)	400,000	399,714
GFL Environmental, Inc.
4.250% ,06/01/25 (b)	280,000	278,582
5.125%, 12/15/26 (b)	270,000	272,657
		950,953

Machinery – 2.3%
Colfax Corp.
6.375%, 02/15/26 (b)	579,000	597,624
EnPro Industries, Inc.
5.750%, 10/15/26	350,000	358,740
Stevens Holding Co.
(Altra Industrial Motion)
6.125%, 10/01/26 (b)	270,000	279,164
		1,235,528

Trading Companies & Distributors – 2.2%
Herc Holdings, Inc.
5.500%, 07/15/27 (b)	250,000	253,808
Univar Solutions USA, Inc.
5.125%, 12/01/27 (b)	240,000	240,228
Wesco Distribution, Inc.
7.125%, 06/15/25 (b)	197,000	205,158
7.250%, 06/15/28 (b)	475,000	505,067
		1,204,261

Transportation – 1.3%
XPO Logistics, Inc.
6.250%, 05/01/25 (b)	675,000	698,490
		10,326,928

MATERIALS – 7.8%

Chemicals- 2.3%
Avient Corp.
5.750%, 05/15/25 (b)	537,000	552,197
Axalta Coating Systems LLC
4.750%, 06/15/27 (b)	250,000	240,825
H.B. Fuller Co.
4.250%, 10/15/28	260,000	243,903
Scotts Miracle-Gro Co.
5.250%, 12/15/26	200,000	203,517
		1,240,442

Metals & Mining- 3.0%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26 (b)	451,000	474,267
5.875%, 06/01/27	100,000	102,755
Commercial Metals Co.
4.125%, 01/15/30	60,000	56,147
First Quantum Minerals Ltd.
6.500%, 03/01/24 (b)	550,000	554,285
7.500%, 04/01/25 (b)	430,000	436,983
		1,624,437

Packaging & Containers- 2.5%
Berry Global, Inc.
4.500%, 02/15/26 (b)	440,000	440,559
4.875%, 07/15/26 (b)	250,000	252,802
Crown Americas LLC
4.750%, 02/01/26	250,000	253,028
Graphic Packaging International
4.875%, 11/15/22	200,000	201,504
Pactiv Evergreen Group, Inc.
4.000%, 10/15/27 (b)	250,000	232,550
		1,380,443
		4,245,322

REAL ESTATE – 3.3%

Real Estate Investments Trusts – 3.3%
Iron Mountain, Inc.
4.875%, 09/15/27 (b)	318,000	314,971
iStar, Inc.
4.750%, 10/01/24	216,000	218,130
5.500%, 02/15/26	500,000	506,895
MPT Operating Partnership LP
5.250%, 08/01/26	381,000	390,405

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited) (Con’t)

	Par Value	Value
CORPORATE BONDS – 83.9% (Con’t)

REAL ESTATE – 3.3% (Con’t)

Real Estate Investments Trusts – 3.3% (Con’t)
Starwood Property Trust, Inc.
5.500%, 11/01/23 (b)	$375,000	$381,840
		1,812,241

UTILITIES – 1.3%

Utilities – 1.3%
NRG Energy, Inc.
6.625%,01/15/27	198,000	204,294
Vistra Operations Co.
5.625%, 02/15/27 (b)	500,000	500,150
		704,444

TOTAL CORPORATE BONDS
(Cost $45,998,790)		45,618,363

CONVERTIBLE BONDS – 0.7%

FINANCIALS – 0.3%

Commercial Banks & Thrifts
Hope Bancorp, Inc.
2.000%, 05/15/38	187,000	185,485
		185,485

REAL ESTATE – 0.4%

Real Estate Investment Trusts
Blackstone Mortgage Trust, Inc.
4.375%, 05/05/22	145,000	145,725
4.750%, 03/15/23	60,000	61,260
		206,985
TOTAL CONVERTIBLE BONDS
(Cost $388,470)		392,470

	Shares
SHORT-TERM INVESTMENTS – 16.5%

MONEY MARKET FUNDS – 16.5%
First American Government Obligations
Fund – Class X, 0.19% (a)	2,259,039	2,259,039
First American Treasury Obligations
Fund, Class X, 0.24% (a)	2,259,039	2,259,039
Invesco Short-Term Treasury
Portfolio, 0.26% (a)	2,217,721	2,217,721
Invesco Treasury Portfolio, 0.16% (a)	2,259,039	2,259,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,994,838)		8,994,838
TOTAL INVESTMENTS
(Cost $55,382,098) – 101.1%		55,005,671
Other Liabilities In Excess
of Assets – (1.1)%		(611,886)
TOTAL NET ASSETS – 100.0%		$54,393,785

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	The rate shown represents the fund's 7-day yield as of March 31, 2022.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At March 31, 2022, the market value of these securities total $35,247,448 which represents 64.8% of total net assets.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2022 (Unaudited)

Assets:
Investments, at value (cost of $55,382,098)	$55,005,671
Receivables:
Fund shares sold	3,039,250
Dividends and interest	729,724
Prepaid expenses	24,447
Total assets	58,799,092

Liabilities:
Payables:
Distributions to shareholders	1,178
Securities purchased	4,356,628
Fund shares redeemed	5,741
Advisory fee	7,362
Service fees	3,035
Other accrued expenses	31,363
Total liabilities	4,405,307

Net assets	$54,393,785

Net assets consist of:
Paid in capital	$54,783,638
Total distributable earnings	(389,853)
Net assets	$54,393,785

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	54,393,785
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	5,523,411
Net asset value, offering price and redemption price per share	$9.85

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF OPERATIONS For the Period Ended March 31, 2022 (Unaudited)*

Investment income:
Dividends and Interest	$258,578
Total investment income	258,578

Expenses:
Investment advisory fees (Note 4)	52,454
Administration and fund accounting fees (Note 4)	27,109
Transfer agent fees and expenses	10,558
Service fees (Note 5)
Service fees – Institutional Shares	8,742
Federal and state registration fees	6,051
Custody fees	2,819
Audit fees	5,192
Compliance expense	3,596
Legal fees	5,322
Trustees’ fees and expenses	4,747
Reports to shareholders	2,158
Other	2,158
Total expenses before reimbursement from advisor	130,906
Expense reimbursement from advisor (Note 4)	(56,597)
Net expenses	74,309
Net investment income	$184,269

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	$(13,428)
Net change in unrealized depreciation on investments	(376,427)
Net realized and unrealized loss	(389,855)
Net decrease in net assets resulting from operations	$(205,586)

*	The Greenspring Income Opportunities Fund commenced operations on December 15, 2021.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
March 31, 2022*
(Unaudited)
Operations:
Net investment income	$184,269
Net realized loss on investments	(13,428)
Net change in unrealized depreciation on investments	(376,427)
Net decrease in net assets resulting from operations	(205,586)

Distributions:
Distributable earnings	(184,267)
Total distributable earnings	(184,267)

Capital Share Transactions:
Proceeds from shares sold	58,326,874
Proceeds from shares issued to holders in reinvestment of dividends	181,537
Cost of shares redeemed	(3,724,773)
Net increase in net assets from capital share transactions	54,783,638

Total increase in net assets	54,393,785

Net Assets:
Beginning of period	—
End of period	$54,393,785

Changes in Shares Outstanding:
Shares sold	5,879,895
Shares issued to holders in reinvestment of dividends	18,394
Shares redeemed	(374,878)
Net increase in shares outstanding	5,523,411

*	The Greenspring Income Opportunities Fund commenced operations on December 15, 2021.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period (Unaudited)

Institutional Shares

	December 15, 2021
	Through
	March 31, 2022*
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.06
Net realized and unrealized gain (loss) on investments	(0.15)
Total from investment operations	(0.09)

Less Distributions:
Dividends from net investment income	(0.06)
Total distributions	(0.06)
Net Asset Value – End of Period	$9.85
Total Return[2]	(0.99	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$54,394
Ratio of operating expenses to average net assets:
Before reimbursements	1.50	%+
After reimbursements	0.85	%+
Ratio of net investment income (loss) to average net assets:
Before reimbursements	1.46	%+
After reimbursements	2.11	%+
Portfolio turnover rate	44	%^

*	Commencement of operations for Institutional Shares was December 15, 2021
+	Annualized
^	Not Annualized
1	The net investment income (loss) per share was calculated using the average shares outstanding method.
2
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a diversified series of the Trust.  The Fund commenced operations on December 15, 2021.  Corbyn Investment Management, Inc. serves as the investment adviser to the Fund.  The investment objective of the Fund is to provide investors with a high level of current income and the potential for capital appreciation through a total return approach to investing.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return.  The tax return for the Fund for the current fiscal period is open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly.  Any net capital gain realized by the Fund will be distributed annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements and Rule Issuances: In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds will be required to comply with Rule 18f-4 by August 19, 2022.  It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.  When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of March 31, 2022, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$45,618,363	$—	$45,618,363
Convertible Bonds	—	392,470	—	392,470
Short-Term Investments	8,994,838	—	—	8,994,838
Total Investments in Securities	$8,994,838	$46,010,833	$—	$55,005,671

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal period ended March 31, 2022, the Adviser provided the Fund with investment management services under an Investment Advisory Agreement.  The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund.  For the fiscal period ended March 31, 2022, the Fund incurred $52,454 in advisory fees.  Advisory fees payable on March 31, 2022 for the Fund were $7,362.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed 0.75% of the average daily net assets for the Institutional Shares.

For the fiscal period ended March 31, 2022, the Adviser reduced its fees and absorbed Fund expenses in the amount of $56,597 for the Fund. The waivers and reimbursements will remain in effect through December 15, 2024 unless terminated sooner by, or with the consent of, the Board.

The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$56,597	03/31/2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.  For the fiscal period ended March 31, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration and fund accounting	$27,109
Custody	$2,819
Transfer agency(a)	$10,558

(a) Does not include out-of-pocket expenses.

At March 31, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$11,337
Custody	$1,689
Transfer agency(a)	$5,738

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2022, the Fund incurred, under the Agreement, shareholder servicing fees of $8,742.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

NOTE 6 – SECURITIES TRANSACTIONS

For the fiscal period ended March 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $59,754,290 and $13,243,827, respectively. There were no purchases or sales of U.S. government securities for the Fund.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal period ended March 31, 2022 was as follows:

Period Ended
March 31, 2022
(Unaudited)
Ordinary income	$184,267

NOTE 8 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.

Fixed Income Securities Risk: The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Below are several specific risks associated with investments in fixed income securities.

Interest Rate Risk:  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment.

Management Risk:  Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk; Recent Market Events:  The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS March 31, 2022 (Unaudited) (Con’t)

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Call or Prepayment Risk: During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid, and the Fund may have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

New Fund Risk: The Fund is a recently organized registered investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

NOTE 9 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, National Financial Services LLC held 77% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also owned beneficially.

Greenspring Income Opportunities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 8, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Greenspring Income Opportunities Fund (the “Fund”), new a series of the Trust, and the Fund’s investment adviser, Corbyn Investment Management, Inc. (“Corbyn”). In approving the Advisory Agreement, the Board relied on an SEC order issued on June 19, 2020 that conditionally exempts registered investment companies from in-person voting requirements due to the COVID-19 pandemic.

At this meeting, and at a prior meeting held on October 12, 2021, the Trustees, all of whom are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, information relating to the past performance of Corbyn, as well as the proposed management fee of the Fund, due diligence materials relating to Corbyn, including Form ADV, information regarding Corbyn’s compliance program, personnel and financial condition, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense cap agreement between the Trust, on behalf of the Fund, and Corbyn, and comparative fee and expense information provided by Morningstar. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided. The Board noted that they had met with representatives of Corbyn as part of the October 12, 2021 meeting to discuss the Fund’s proposed strategy and risks, Corbyn’s investment experience, Corbyn’s prior performance for similar strategies, Corbyn’s compliance program and other matters relevant to the launch of the Fund. Based on their evaluation of the information provided, the Trustees approved the Advisory Agreement for an initial two year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Corbyn to the Fund. The Board considered the services to be provided by Corbyn, including shareholder servicing and marketing, as well as portfolio management, strategy implementation, research and trading services. The Trustees considered the responsibilities of Corbyn in the day to day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Corbyn who would be involved in the day to day activities of the Fund, including Messrs. Charles vK. Carlson, Michael Pulcinella, and George Truppi, who would serve as the portfolio managers of the Fund. The Trustees noted that Corbyn was formed in 1973 and has managed another registered investment company since 1983. In addition, Corbyn is experienced in fixed income and high yield bond investing and believes that its investment process can be used effectively for the Fund. The Board also considered the structure of Corbyn’s compliance program and marketing strategy for the Fund.

The Trustees reviewed the information provided by Corbyn in response to the due diligence questionnaire and other information provided by Corbyn. The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance program maintained by Corbyn, including Corbyn’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance program was compliant with Rule 206(4) 7(a) promulgated under the Advisers Act, with certain revisions to be made prior to the launch of the Fund. The Trustees

Greenspring Income Opportunities Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Con’t)

concluded that Corbyn had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by Corbyn to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE ADVISER

The Trustees noted Corbyn manages the Greenspring Fund, a series of Greenspring Fund, Inc., which has a comprehensive operating history. The Board also considered historical performance information for accounts managed by Corbyn in the same or similar strategies as the Fund. The Board determined that Corbyn has sufficient investment management experience to oversee the Fund.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the projected cost of services and the proposed management fee to be paid to Corbyn by the Fund. The Trustees considered the cost structure of the Fund relative to a peer group of U.S. high yield bond funds, as compiled by Morningstar (the “Morningstar Peer Group”).

The Trustees considered Corbyn’s financial condition. The Trustees also considered that Corbyn does not expect to generate profits under its Advisory Agreement for the Fund’s first year of operations, based on a pro forma profitability analysis provided to the Board.

The Trustees considered data relating to the cost structure of the Fund relative to its Morningstar Peer Group. The Board considered the Fund’s proposed management fee of 0.60% of the average annual net assets of the Fund, noting the fee was above the Morningstar Peer Group average. The Trustees considered that Corbyn had agreed to waive its management fee and/or reimburse the Fund’s expenses for an initial term of three years and that the total net expense ratio for the Institutional Class of the Fund was in line with the Morningstar Peer Group average.

The Trustees concluded the Fund’s expenses and the management fee to be paid to Corbyn under the Advisory Agreement were fair and reasonable in light of the quality of services to be provided to the Fund. The Trustees further concluded that Corbyn had sufficient financial resources to support its services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s proposed expenses relative to the Morningstar Peer Group and considered potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, and that the possibility of incorporating breakpoints could be reviewed in the future should assets grow significantly. The Trustees concluded that the proposed fee structure was reasonable.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Corbyn from its association with the Fund to be material factors

CONCLUSION
In considering the Advisory Agreement with Corbyn, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two year term as being in the best interests of the Fund and its shareholders.

Greenspring Income Opportunities Fund

NOTICE TO SHAREHOLDERS March 31, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

The Fund’s Prospectus, Statement of Additional Information, and Semi-Annual Report, along with its first quarter holdings, are available on the Fund’s website at www.greenspringfunds.com

Greenspring Income Opportunities Fund

PRIVACY POLICY (Unaudited)

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-800-366-3863.

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Investment Adviser
Corbyn Investment Management, Inc.
2330 West Joppa Road, Suite 108
Lutherville, Maryland 21093

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        06/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        06/2/2022

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date        06/2/2022

* Print the name and title of each signing officer under his or her signature.